Leases - Schedule of Group as a Lessee (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Group as a Lessee [Abstract]
Operating right-of-use assets	¥ 51,906,613	$ 7,111,177	¥ 2,471,003
Operating lease payment liabilities, current	9,208,569	1,261,569	2,471,003
Operating lease payment liabilities, non-current	38,352,135	$ 5,254,221
Total	¥ 47,560,704		¥ 2,471,003